Stock Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Aug. 10, 2017	Dec. 31, 2018	Nov. 01, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense		$ 40,119
Unrecognized stock-based compensation expense, expected weighted average period for recognition		4 years
2016 Stock Option Plan [member] | Employee Stock Option [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining vesting period		47 months
Number of shares approved for issuance under the plan			4,000,000
Amended and Restated 2016 Stock Incentive Plan [Member] | Employee Stock Option [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares reserved for issuance	861,777
Number of shares approved for issuance under the plan	4,861,777